United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
June 30, 2009

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Sandra I. Madden
Title:             Senior Counsel
Phone:          (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Sandra I. Madden,   Lincoln, MA            August 10, 2009
Sandra I. Madden


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management


        28-04895                        Analytic Investors, LLC





                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            16

Form 13F Information Table Value Total:           $ 46,666
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE



Form 13 F information Table

                   Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None

AUTOLIV           COM        052800109       6825      237234   SH                      OTHER                      SHARED


Banco
Santender Chile	ADR	05965x109	2191		46929	SH			OTHER			SHARED

Cemex SAB	ADR	151290889	783		83856	SH			Other			SHARED

Enersis SA	ADR	29274F104	559		30276	SH			OTHER			SHARED

Gerdau		ADR	373737105	2544		242970	SH			OTHER			SHARED


INFOSYS
TECHNOLOGIES  ADR     456788108        1795            48800  SH         OTHER               SHARED

ISHARES TR      MSCI    464287234          6942        215393 SH                    OTHER                       SHARED

ISHARES TR      MSCI    464288273          585        19500 SH                    OTHER                       SHARED


Itau Unibanco
Holding		GDR	465562106	388		24530	SH			OTHER			SHARED


METHANEX
CORP                 COM       59151K108     2091            170817  SH        OTHER                       SHARED

NETEASE COM INC	ADR	64110W102		1406	39953	SH		OTHER			SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    71654V101     5115         153329     SH         OTHER                             SHARED

Philippine
Long Dist Tel	ADR	718252604	226		4550	SH		OTHER				SHARED

Powershares
India Exchange	ETF	73935L100	4575		252600	SH		OTHER				SHARED


SPDR INDEX     ETF   78463x871      587      27600 SH                    OTHER                             SHARED


WisdomTree
India Earnings	ETF	97717W422	10054	579458	SH		OTHER				SHARED


